Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Argentina 0.5%
MercadoLibre, Inc.(a)	2,596	4,072,345
China 1.1%
Tencent Holdings Ltd.	158,600	9,564,872
Denmark 3.3%
Novo Nordisk A/S, Class B	113,387	10,496,388
Tryg AS	689,314	17,036,244
Total		27,532,632
France 2.9%
L’Oreal SA	17,710	8,102,215
LVMH Moet Hennessy Louis Vuitton SE	20,561	16,462,522
Total		24,564,737
Germany 2.2%
Siemens Healthineers AG	124,278	8,205,006
Zalando SE(a)	94,909	10,545,568
Total		18,750,574
Hong Kong 2.5%
AIA Group Ltd.	1,173,800	14,045,414
Techtronic Industries Co., Ltd.	380,500	6,785,189
Total		20,830,603
India 1.7%
HDFC Bank Ltd.	377,693	7,268,398
Kotak Mahindra Bank Ltd.(a)	294,809	6,572,794
Total		13,841,192
Japan 8.6%
Disco Corp.	33,800	9,651,820
Hoya Corp.	200,300	28,276,278
Keyence Corp.	34,500	19,216,603
Recruit Holdings Co., Ltd.	286,300	14,839,115
Total		71,983,816
Netherlands 1.3%
ASML Holding NV	14,128	10,799,227
South Korea 2.6%
Samsung Electronics Co., Ltd.	316,880	21,654,436
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.8%
Lonza Group AG, Registered Shares	17,321	13,486,582
Nestlé SA, Registered Shares	81,010	10,258,270
Total		23,744,852
Taiwan 2.7%
Sea Ltd. ADR(a)	31,061	8,577,806
Taiwan Semiconductor Manufacturing Co., Ltd.	690,000	14,420,655
Total		22,998,461
United Kingdom 2.0%
Linde PLC	53,144	16,296,310
United States 64.4%
Abbott Laboratories	115,842	14,014,565
Activision Blizzard, Inc.	112,198	9,381,997
Adobe, Inc.(a)	72,953	45,349,773
Alphabet, Inc., Class A(a)	19,076	51,400,854
Amazon.com, Inc.(a)	14,898	49,574,436
American Tower Corp.	33,375	9,438,450
ANSYS, Inc.(a)	23,510	8,662,495
CME Group, Inc.	33,093	7,020,018
Comcast Corp., Class A	240,047	14,121,965
Danaher Corp.	47,241	14,053,725
Edwards Lifesciences Corp.(a)	132,188	14,840,747
Facebook, Inc., Class A(a)	48,995	17,456,919
Intuit, Inc.	83,206	44,096,684
Lam Research Corp.	26,051	16,605,168
MasterCard, Inc., Class A	105,512	40,721,301
Microsoft Corp.	233,712	66,586,886
NVIDIA Corp.	81,272	15,847,227
PayPal Holdings, Inc.(a)	45,411	12,512,093
S&P Global, Inc.	31,425	13,472,526
Stryker Corp.	32,667	8,850,797
TE Connectivity Ltd.	58,638	8,647,346
Thermo Fisher Scientific, Inc.	69,837	37,712,678
Trane Technologies PLC	44,748	9,111,140
Columbia Select Global Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TransUnion	82,006	9,845,640
Total		539,325,430
Total Common Stocks (Cost $467,717,785)		825,959,487

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(b),(c)	12,245,926	12,244,701
Total Money Market Funds (Cost $12,244,701)		12,244,701
Total Investments in Securities (Cost $479,962,486)		838,204,188
Other Assets & Liabilities, Net		(407,208)
Net Assets		$837,796,980
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	8,787,795	125,541,435	(122,084,529)	—	12,244,701	—	7,144	12,245,926
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | Quarterly Report 2021

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3QT155_10_L01_(09/21)